Intangible assets, net (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment	$ 1,230	$ 0	$ 0
Continuing Operations [Member]
Amortization of Intangible Assets	2,702	0	0
Impairment	3,539	0	0
Discontinued Operations [Member]
Amortization of Intangible Assets	314	1,309	3,277
Impairment	$ 0	$ 18,893	$ 0